[MassMutual Financial Group Letterhead Appears Here]

March 9, 2010

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F. Street, NE

Washington, DC 20549-0506

RE:	Massachusetts Mutual Variable Life Separate Account II
File No. 811-04030, CIK 0000746551, Series S000010832
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Massachusetts Mutual Variable Life Separate Account II, a unit investment trust registered under the Act, mailed to its policy owners the annual report for the following underlying management investment company: MML Series Investment Fund II. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following December 31, 2009 annual reports, filed on Form N-CSR, were filed with the Commission via EDGAR on the dates indicated below and are hereby incorporated by reference:

Investment Company	CIK	Series	Class	Date Filed
MML Series Investment Fund II	0001317146
MML Blend Fund (Initial Class)		S000003830	C000010686	3/8/2010
MML Equity Fund (Initial Class)		S000003832	C000010688	3/8/2010
MML Managed Bond Fund (Initial Class)		S000003834	C000010690	3/8/2010
MML Money Market Fund (Initial Class)		S000003835	C000010691	3/8/2010

Please be advised that the binder cover and owner letter for Massachusetts Mutual Variable Life Separate Account II are incorporated into this Rule 30b2-1 filing by reference to Connecticut Mutual Variable Life Separate Account I (CIK 000922586) filed on March 8, 2010.

Very truly yours,

/s/ JO-ANNE RANKIN
Jo-Anne Rankin Vice President